Fair Value Measurements	3 Months Ended	11 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 3. Fair Value Measurements

Assets and liabilities recorded at fair value on a recurring basis in the balance sheet are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the exchange price that would be received for an asset or an exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:

●	Level 1 —	Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

●	Level 2 —	Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

●	Level 3 —	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company classified its embedded derivative liability as a Level 3 financial instrument and measured and reported its embedded derivatives at fair value. Concurrent with the closing of the initial public offering in January 2023, the note holders converted the debt into common stock, accordingly, the derivative financial liabilities were de-recognized and reclassified to stockholders’ equity (deficit) on January 24, 2023.

Financial liabilities subject to fair value measurements on a recurring basis and the level of inputs used in such measurements by major security type are presented in the following table:

March 31, 2023
	Level 1	Level 2	Level 3	Fair Value
Financial Liabilities:
Derivative liabilities	$-	$-	$-	$-
Total Financial Liabilities	$-	$-	$-	$-

	December 31, 2022
	Level 1	Level 2	Level 3	Fair Value
Financial Liabilities:
Derivative liabilities	$-	$-	$4,379,944	$4,379,944
Total Financial Liabilities	$-	$-	$4,379,944	$4,379,944

Derivative liabilities
Balance at January 25, 2022	$-
Fair value of financial instruments at issuance	474,348
Change in fair value	3,905,596
Balance at December 31, 2022	$4,379,944

Derivative liabilities
Balance at December 31, 2022	$4,379,944
Change in fair value	216,095
Settlement of derivative liability	(4,596,039)
Balance at March 31, 2023	$-

The carrying amounts of cash, prepaid expenses, deferred offering costs, accounts payable, and accrued liabilities approximate their fair values due to their short-term nature. There were no transfers of liabilities among the fair value measurement categories during any of the periods presented.

Note 3. Fair Value Measurements

Assets and liabilities recorded at fair value on a recurring basis in the balance sheet are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the exchange price that would be received for an asset or an exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:

●	Level 1 —	Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

●	Level 2 —	Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

●	Level 3 —	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company classifies its embedded derivative liability as a Level 3 financial instrument and measures and reports its embedded derivatives at fair value.

Financial liabilities subject to fair value measurements on a recurring basis and the level of inputs used in such measurements by major security type as of December 31, 2022 are presented in the following table:

	December 31, 2022
	Level 1	Level 2	Level 3	Fair Value
Financial Liabilities:
Derivative liabilities	$—	$—	$4,379,944	$4,379,944
Total Financial Liabilities	$—	$—	$4,379,944	$4,379,944

Derivative liabilities
Balance at January 25, 2022	$-
Fair value of financial instruments at issuance	474,348
Change in fair value	3,905,596
Balance at December 31, 2022	$4,379,944

The carrying amounts of cash, prepaid expenses, deferred offering costs, accounts payable, and accrued liabilities approximate their fair values due to their short-term nature. There were no transfers of liabilities among the fair value measurement categories during any of the periods presented.